Deferred income taxes - Movement on gross deferred tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income taxes
Beginning balance	¥ 609,230	¥ 685,797	¥ 859,816
Credited (charged) to consolidated income statements	404,147	(100,921)	(194,244)
Currency translation differences	(10,980)	24,354	20,225
Ending balance	1,002,397	609,230	685,797
Asset impairment and allowances for credit losses
Deferred income taxes
Beginning balance	197,909	114,222	140,561
Credited (charged) to consolidated income statements	275,339	82,741	(26,339)
Currency translation differences	(2,673)	946
Ending balance	470,575	197,909	114,222
Lease liabilities
Deferred income taxes
Beginning balance	193,385	281,803	255,197
Credited (charged) to consolidated income statements	18,015	(88,418)	26,606
Ending balance	211,400	193,385	281,803
Tax losses carry forwards
Deferred income taxes
Beginning balance	98,764	105,582	350,294
Credited (charged) to consolidated income statements	86,227	(18,650)	(253,342)
Currency translation differences	(5,825)	11,832	8,630
Ending balance	179,166	98,764	105,582
Accrued expenses and others
Deferred income taxes
Beginning balance	119,172	184,190	113,764
Credited (charged) to consolidated income statements	24,566	(76,594)	58,831
Currency translation differences	(2,482)	11,576	11,595
Ending balance	¥ 141,256	¥ 119,172	¥ 184,190